OPERATING SEGMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014 Segment		Dec. 31, 2013		Dec. 31, 2012
OPERATING SEGMENTS [Abstract]
Number of reportable segments		2
Selected financial information for reportable segments [Abstract]
Total assets		$ 2,248,730,000		$ 2,209,943,000		$ 2,023,867,000
Interest income		80,555,000		87,121,000		99,398,000
Net interest income		73,256,000		77,959,000		86,255,000
Provision for loan losses		(3,136,000)		(3,988,000)		6,887,000
Income (loss) before income tax		25,216,000		22,658,000		26,198,000
Net income (loss)		18,021,000		77,509,000		26,198,000
Reversal of valuation allowance on net deferred tax assets	57,600,000
IB [Member]
Selected financial information for reportable segments [Abstract]
Reversal of valuation allowance on net deferred tax assets				47,100,000
Other [Member]
Selected financial information for reportable segments [Abstract]
Total assets		286,158,000	[1],[2]	272,348,000	[1],[2]	192,343,000	[1],[2]
Interest income		64,000	[1],[2]	0	[1],[2]	0	[1],[2]
Net interest income		(1,398,000)	[1],[2]	(2,317,000)	[1],[2]	(2,779,000)	[1],[2]
Provision for loan losses		0	[1],[2]	0	[1],[2]	0	[1],[2]
Income (loss) before income tax		(1,095,000)	[1],[2]	(3,961,000)	[1],[2]	(3,677,000)	[1],[2]
Net income (loss)		(712,000)	[1],[2]	5,092,000	[1],[2]	(3,677,000)	[1],[2]
Reversal of valuation allowance on net deferred tax assets				9,000,000
Reportable Segments [Member] | IB [Member]
Selected financial information for reportable segments [Abstract]
Total assets		2,174,536,000		2,104,550,000		1,885,807,000
Interest income		73,551,000		76,018,000		84,760,000
Net interest income		68,948,000		71,496,000		77,919,000
Provision for loan losses		(3,098,000)		(3,891,000)		6,895,000
Income (loss) before income tax		25,845,000		29,605,000		27,379,000
Net income (loss)		18,550,000		74,313,000		28,260,000
Reportable Segments [Member] | Mepco [Member]
Selected financial information for reportable segments [Abstract]
Total assets		63,378,000		94,648,000		135,447,000
Interest income		7,004,000		11,103,000		14,638,000
Net interest income		5,706,000		8,780,000		11,115,000
Provision for loan losses		(38,000)		(97,000)		(8,000)
Income (loss) before income tax		561,000		(2,891,000)		2,591,000
Net income (loss)		366,000		(1,801,000)		1,710,000
Elimination [Member]
Selected financial information for reportable segments [Abstract]
Total assets		(275,342,000)	[3]	(261,603,000)	[3]	(189,730,000)	[3]
Interest income		(64,000)	[3]	0	[3]	0	[3]
Net interest income		0	[3]	0	[3]	0	[3]
Provision for loan losses		0	[3]	0	[3]	0	[3]
Income (loss) before income tax		(95,000)	[3]	(95,000)	[3]	(95,000)	[3]
Net income (loss)		$ (183,000)	[3]	$ (95,000)	[3]	$ (95,000)	[3]

[1]	During 2013 IB and Other (parent company) include $47.1 million and $9.0 million, respectively of income tax benefit related to the reversal of the valuation allowance on our net deferred tax assets (see note #13).
[2]	Includes amounts relating to our parent company and certain insignificant operations.
[3]	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.